HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 8, 2008
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section titled "Temporary Guarantee Program" on page 37 is replaced in its entirety with the following:

     "Each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (each a "FUND" and, together, the "FUNDS") initially determined to participate in the United States Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 19, 2008 and subsequently determined to participate in the extension of the Program through April 30, 2009.

     Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of a Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and limitations include the following:

         o For each shareholder of a Fund, the Program provides coverage upon the liquidation of a Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

         o The Program only covers the shares of investors who were shareholders of a Fund on September 19, 2008. If a shareholder of a Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "NEW FUND") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

         o The total amount of coverage available to all mutual funds participating in the Program is limited; therefore, participation in the

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

              Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

         o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

     The extended term of the Program expires on April 30, 2009. The Treasury may elect to extend the Program further but to no later than September 18, 2009; however, there can be no assurance that any Fund will participate in any further extension of the Program. The cost to participate in the Program will be borne by each Fund and will not be subject to any expense limitation agreement."

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 8, 2008
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section titled "Temporary Guarantee Program" on page 32 is replaced in its entirety with the following:

     "Each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (each a "FUND" and, together, the "FUNDS") initially determined to participate in the United States Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 19, 2008 and subsequently determined to participate in the extension of the Program through April 30, 2009.

     Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of a Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and limitations include the following:

         o For each shareholder of a Fund, the Program provides coverage upon the liquidation of a Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

         o The Program only covers the shares of investors who were shareholders of a Fund on September 19, 2008. If a shareholder of a Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "NEW FUND") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

         o The total amount of coverage available to all mutual funds participating in the Program is limited; therefore, participation in the

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HIGH11016593

              Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

         o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

     The extended term of the Program expires on April 30, 2009. The Treasury may elect to extend the Program further but to no later than September 18, 2009; however, there can be no assurance that any Fund will participate in any further extension of the Program. The cost to participate in the Program will be borne by each Fund and will not be subject to any expense limitation agreement."

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 8, 2008
               TO CLASS S SHARES PROSPECTUS DATED DECEMBER 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section titled "Temporary Guarantee Program" on page 29 is replaced in its entirety with the following:

     "Each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (each a "FUND" and, together, the "FUNDS") initially determined to participate in the United States Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 19, 2008 and subsequently determined to participate in the extension of the Program through April 30, 2009.

     Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of a Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and limitations include the following:

         o For each shareholder of a Fund, the Program provides coverage upon the liquidation of a Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

         o The Program only covers the shares of investors who were shareholders of a Fund on September 19, 2008. If a shareholder of a Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "NEW FUND") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

         o The total amount of coverage available to all mutual funds participating in the Program is limited; therefore, participation in the

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


              Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

         o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

     The extended term of the Program expires on April 30, 2009. The Treasury may elect to extend the Program further but to no later than September 18, 2009; however, there can be no assurance that any Fund will participate in any further extension of the Program. The cost to participate in the Program will be borne by each Fund and will not be subject to any expense limitation agreement."